LOANS PAYABLE (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Loans Payable [Roll Forward]
Balance	$ 934,203	$ 1,043,368
Advance	812,933	205,082
Repayment - cash	(309,203)	(78,000)
Repayment - shares		(236,247)
Balance	1,437,933	934,203
Related Party [Member]
Loans Payable [Roll Forward]
Balance		291,368
Advance		37,582
Repayment - cash	(172,203)	(50,500)
Repayment - shares		(106,247)
Third Party [Member]
Loans Payable [Roll Forward]
Balance		2,000
Advance	150,000	167,500
Repayment - cash	(137,000)	(27,500)
Repayment - shares		(130,000)
Credit Facility [Member]
Loans Payable [Roll Forward]
Balance		750,000
Advance		0
Repayment - cash		0
Repayment - shares		0
Accretion		$ 0
Bank Loan [Member]
Loans Payable [Roll Forward]
Advance	662,933
Balance	$ 662,933